Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Current Payables [Abstract]
Accruals	CAD 2,006	CAD 1,927
Trade	337	105
Interest	86	72
Partner Advances	94
Note Payable to Partner		50
Employee Long-Term Incentives	52	42
Onerous Contract Provisions	8	18
Joint Operations Payables	12
Other	40	52
Accounts payable and accrued liabilities	CAD 2,635	CAD 2,266